Other Expenses - Summary of Other Expenses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Expenses by nature [abstract]
Stores, spare parts and tools consumed	₨ 22,105.6	$ 339.2	₨ 24,191.1	₨ 20,961.9
Freight and transportation expenses	114,840.9	1,762.0	103,534.4	103,350.9
Research and product development cost	35,318.7	541.9	34,135.7	34,687.7
Warranty and product liability expenses	69,978.9	1,073.7	85,866.4	67,539.3
Allowance for trade and other receivables, and finance receivables	400.9	6.1	7,359.5	15,319.4
Works operation and other expenses	261,407.3	4,010.8	232,674.8	223,315.3
Repairs to building and plant and machinery	6,189.7	95.0	6,273.2	6,175.7
Processing charges	13,390.8	205.5	11,720.3	11,106.8
Power and fuel	13,080.8	200.7	11,598.2	11,436.3
Insurance	3,355.9	51.5	4,121.2	3,743.5
Publicity	89,685.9	1,376.1	86,986.8	87,684.6
Total	₨ 629,755.4	$ 9,662.5	₨ 608,461.6	₨ 585,321.4